Post Employment Benefits - Schedule of Balance Sheet Analysis of Post Employment Plans (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [abstract]
Surplus restriction	£ 3	£ 1